Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2017
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses
Selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Personnel expenses	$156,726	$149,505	$161,967
Share-based compensation	107,719	102,843	100,162
Travel expenses	19,774	21,201	23,090
Professional services	28,585	30,983	42,921
Office expenses	16,105	20,703	26,989
Directors’ expenses	3,345	3,051	2,780
Other expenses	16,037	22,726	23,399
	$348,291	$351,012	$381,308